Commonwealth Australia/New Zealand Fund
Schedule of Investments
July 31, 2025 - (Unaudited)
COMMON STOCKS ( 96 .49% ) Sh ar e s F air V alu e
Australia ( 39 .45% )
Biotech ( 3 .32% )
CSL Ltd. 2,500 $ 432,504
Containers & Packaging ( 5 .43% )
Brambles Ltd. 46,216 707,152
Data Center REITs ( 0 .48% )
DigiCompany Infrastructure REIT
(a)
30,000 63,129
Diversified Banks ( 1 .65% )
Macquarie Group Ltd. 1,552 214,951
Environmental & Facilities Services ( 1 .76% )
Cleanaway Waste Management Ltd. 124,496 229,459
Exploration & Production ( 1 .30% )
Woodside Energy Group Ltd. - ADR 10,000 169,300
Gas Utilities ( 1 .84% )
APA Group 44,549 239,626
Health Care Facilities ( 0 .73% )
Ramsay Health Care Ltd. 3,816 94,473
Health Care Services ( 2 .49% )
Sonic Healthcare Ltd. 18,382 324,638
Industrial REITs ( 0 .52% )
Goodman Group 3,000 67,082
Information Technology ( 0 .49% )
NEXTDC Ltd.
(a)
7,000 64,463
Infrastructure Software ( 0 .32% )
xReality Group Ltd.
(a)
2,000,000 41,122
Internet Media & Services ( 1 .25% )
Webjet Ltd.
(a)
57,000 162,763
Iron ( 0 .89% )
BHP Group Ltd. - ADR 2,300 116,541
Logistics Services ( 3 .29% )
Qube Holdings Ltd. 153,645 428,498
Medical Devices ( 2 .74% )
Cochlear Ltd. 1,750 357,304
Mineral & Precious Stone Mining ( 2 .63% )
Lynas Rare Earth Ltd. - ADR
(a)
49,800 341,628
P&C Insurance ( 2 .37% )
QBE Insurance Group Ltd. 16,915 250,947
Suncorp Group Ltd. 4,300 57,646
308,593

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
July 31, 2025 - (Unaudited)
COMMON STOCKS (96.49%) - (continued) Sh ar e s F air V alu e
Retail REITs ( 1 .04% )
Scentre Group Ltd. 56,509 $ 135,253
Transport Operations & Services ( 1 .09% )
Transurban Group 16,088 142,390
Wireless Telecommunications ( 3 .82% )
Telstra Corp. Ltd. 155,948 497,069
Total Australia 5,137,938
New Zealand ( 55 .98% )
Alcoholic Beverages ( 0 .38% )
Delegat Group Ltd. 21,456 49,378
Courier Services ( 5 .22% )
Freightways Ltd. 103,540 679,491
Flow Control Equipment ( 3 .23% )
Skellerup Holdings Ltd. 150,000 420,996
Food & Drug Stores ( 0 .75% )
Green Cross Health Ltd. 211,796 98,225
Health Care Facilities ( 3 .77% )
Oceania Healthcare Ltd.
(a)
457,544 185,548
Ryman Healthcare Ltd.
(a)
207,600 305,246
490,794
Health Care Supply Chain ( 0 .56% )
AFT Pharmaceuticals Ltd. 46,000 73,111
Home Products Stores ( 5 .06% )
Briscoe Group Ltd. 183,520 658,411
Life Science & Diagnostics ( 0 .36% )
Pacific Edge Ltd.
(a)
800,000 47,083
Logistics Services ( 5 .35% )
Mainfreight Ltd. 20,000 697,372
Measurement Instruments ( 3 .76% )
ikeGPS Group Ltd.
(a)
831,366 490,223
Medical Devices ( 0 .45% )
Aroa Biosurgery Ltd.
(a)
145,000 58,681
P&C Insurance ( 2 .52% )
Tower Ltd. 320,000 327,751
Packaged Food ( 1 .55% )
Sanford Ltd. 60,000 201,836
Power Generation ( 8 .23% )
Infratil Ltd. 156,975 1,072,161
Transport Operations & Services ( 14 .79% )
Port of Tauranga Ltd. 55,000 225,489

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
July 31, 2025 - (Unaudited)
COMMON STOCKS (96.49%) - (continued) Sh ar e s F air V alu e
Transport Operations & Services (14.79%) - continued
South Port New Zealand Ltd. 376,010 $ 1,700,396
1,925,885
Total New Zealand 7,291,398
United States ( 1 .06% )
Fabricated Metal & Hardware ( 1 .06% )
Reliance Worldwide Corp. Ltd. 50,000 137,464
Total United States 137,464
Total Common Stocks (Cost $7,169,353) 12,566,800
MONEY MARKET FUNDS ( 1 .02% )
Federated Hermes Government Obligations Fund, Institutional
Class, 4.19%
(b)
133,367 133,367
Total Money Market Funds (Cost $133,367) 133,367
Total Investments — (97.51%)
    (Cost $7,302,720) 12,700,167
Other Assets in Excess of Liabilities (2.49%) 324,222
NET ASSETS — 100.00% $ 13,024,389
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2025.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Africa Fund
Schedule of Investments
July 31, 2025 - (Unaudited)
COMMON STOCKS ( 95 .22% ) Sh ar e s F air V alu e
Egypt ( 1 .83% )
Banks ( 1 .39% )
Commercial International Bank Egypt SAE - GDR 34,571 $ 66,083
Other Commercial Support Services ( 0 .44% )
Integrated Diagnostics Holdings PLC
(a)
59,000 20,810
Total Egypt 86,893
South Africa ( 88 .56% )
Agricultural Producers ( 3 .90% )
Astral Foods Ltd. 12,200 116,199
Oceana Group Ltd. 24,000 68,842
185,041
Automotive Retailers ( 5 .95% )
Barloworld Ltd. 7,900 50,444
Bidvest Group Ltd. 9,000 117,090
Motus Holdings Ltd. 22,500 115,053
282,587
Banks ( 18 .60% )
Capitec Bank Holdings Ltd. 3,000 581,602
FirstRand Ltd. 23,200 98,530
Nedbank Group Ltd. 6,000 81,887
Standard Bank Group Ltd. - ADR 9,400 121,918
883,937
Basic & Diversified Chemicals ( 0 .43% )
Sasol Ltd. - ADR
(a)
4,000 20,480
Building Construction ( 2 .43% )
Wilson Bayly Holmes-Ovcon Ltd. 12,100 115,185
Coal Mining ( 1 .84% )
Exxaro Resources Ltd. 10,000 87,259
Consumer Elec & Applc Whslrs ( 3 .66% )
DataTec Ltd. 52,975 173,603
Food & Beverage Wholesalers ( 2 .47% )
Bid Corp. Ltd. 4,667 117,329
Food & Drug Stores ( 2 .81% )
Shoprite Holdings Ltd. - ADR 9,000 133,470
Institutional Brokerage ( 0 .93% )
Coronation Fund Managers Ltd. 19,500 44,042
Internet Media & Services ( 6 .75% )
Naspers Ltd., N Shares 1,040 321,060
Life & Health Insurance ( 2 .87% )
Momentum Metropolitan Holdings 72,000 136,449
Life Insurance ( 4 .31% )
Clientele Ltd. 90,000 62,581

Africa Fund
Schedule of Investments (continued)
July 31, 2025 - (Unaudited)
COMMON STOCKS (95.22%) - (continued) Sh ar e s F air V alu e
Life Insurance (4.31%) - continued
Discovery Ltd. 12,000 $ 142,313
204,894
Marine Shipping ( 2 .14% )
Grindrod Ltd. 160,000 101,654
Other Financial Services ( 1 .48% )
Old Mutual Ltd. 100,000 70,140
Paper & Pulp Mills ( 0 .80% )
Sappi Ltd. 25,000 37,891
Precious Metals ( 8 .93% )
Anglo American Platinum Ltd. 1,100 49,406
Gold Fields Ltd. - ADR 8,200 199,752
Impala Platinum Holdings Ltd.
(a)
12,500 118,153
Sibanye Stillwater Ltd.
(a)
27,000 56,794
424,105
Real Estate Services ( 3 .03% )
Vukile Property Fund Ltd. 128,000 143,725
Self-Storage Owners & Developers ( 2 .40% )
Stor-Age Property REIT Ltd. 130,000 113,763
Specialty & Generic Pharmaceuticals ( 1 .08% )
Aspen Pharmacare Holdings Ltd. 8,000 51,351
Specialty Apparel Stores ( 2 .89% )
Mr. Price Group Ltd. 11,900 137,717
Wealth Management ( 3 .97% )
Alexander Forbes Group Holdings Ltd. 170,000 79,133
PSG Konsult Ltd. 85,000 109,523
188,656
Wireless Telecommunications ( 4 .89% )
MTN Group Ltd. - ADR 18,000 150,777
Vodacom Group Ltd. 10,700 81,469
232,246
Total South Africa 4,206,584
United Kingdom ( 4 .83% )
Precious Metals ( 4 .83% )
AngloGold Ashanti PLC 3,000 138,750
Endeavour Mining PLC 3,000 90,630
229,380
Total United Kingdom 229,380
Total Common Stocks (Cost $3,571,789) 4,522,857

Africa Fund
Schedule of Investments (continued)
July 31, 2025 - (Unaudited)
SOVEREIGN BONDS ( 1 .84% )
P ri nc i p al
Amo u nt F air V alu e
South Africa (1.84%)
Republic of South Africa Government Bond, 6.25%, 3/8/2041 $ 100,000 $ 87,372
Total Sovereign Bonds (Cost $91,074) 87,372
MONEY MARKET FUNDS ( 2 .85% ) Sh ar e s
Federated Hermes Government Obligations Fund, Institutional
Class, 4.19%
(b)
135,195 135,195
Total Money Market Funds (Cost $135,195) 135,195
Total Investments — (99.91%)
    (Cost $3,798,058) 4,745,424
Other Assets in Excess of Liabilities (0.09%) 4,146
NET ASSETS — 100.00% $ 4,749,570
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2025.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Japan Fund
Schedule of Investments
July 31, 2025 - (Unaudited)
COMMON STOCKS ( 96 .64% ) Sh ar e s F air V alu e
Japan ( 95 .59% )
Alcoholic Beverages ( 1 .39% )
Kirin Holdings Co. Ltd. 7,000 $ 92,249
Auto Parts ( 0 .98% )
DENSO Corp. 4,800 65,127
Automobiles ( 1 .89% )
Toyota Motor Corp. - ADR 700 125,279
Basic & Diversified Chemicals ( 2 .09% )
Mitsubishi Gas Chemical Co., Inc. 8,000 138,209
Building Construction ( 4 .86% )
Kajima Corp. 12,850 321,918
Building Maintenance Services ( 1 .95% )
Taihei Dengyo Kaisha Ltd. 3,000 128,988
Commercial & Residential Building Equipment & Systems
( 1 .85% )
Daikin Industries Ltd. 1,000 122,962
Commercial Finance ( 4 .83% )
Kyushu Leasing Service Co. Ltd. 13,000 107,162
ORIX Corp. 9,500 213,410
320,572
Consumer Electronics ( 1 .47% )
Sony Group Corp. - ADR 4,000 97,280
Courier Services ( 1 .53% )
Yamato Holdings Co. Ltd. 7,000 101,220
Diversified Industrials ( 4 .85% )
Hitachi Ltd. 10,500 321,324
Electrical Power Equipment ( 4 .32% )
Meidensha Corp. 7,600 286,243
Electronics Components ( 3 .34% )
Murata Manufacturing Co. Ltd. 3,000 44,655
Nidec Corp. 6,300 120,879
Taiyo Yuden Co. Ltd. 3,000 56,053
221,587
Exploration & Production ( 1 .31% )
INPEX Corp. 6,100 86,861
Factory Automation Equipment ( 1 .26% )
FANUC Corp. 3,000 83,515
Food & Beverage Wholesalers ( 1 .35% )
Yamae Group Holdings Co. Ltd. 5,200 89,327
Food & Drug Stores ( 2 .74% )
Sugi Holdings Company Ltd. 7,500 181,519

Commonwealth Japan Fund
Schedule of Investments (continued)
July 31, 2025 - (Unaudited)
COMMON STOCKS (96.64%) - (continued) Sh ar e s F air V alu e
Health Care Supplies ( 4 .18% )
Hoya Corp. 2,200 $ 277,573
Home Products Stores ( 1 .53% )
Nitori Holdings Co. Ltd. 1,200 101,630
Infrastructure Construction ( 1 .90% )
Takada Corp. 12,000 126,206
Integrated Electric Utilities ( 1 .36% )
Kansai Electric Power Co., Inc. (The) 7,500 90,053
IT Services ( 3 .48% )
INES Corp. 10,000 116,907
Otsuka Corp. 6,000 113,689
230,596
Life Insurance ( 7 .49% )
Dai-ichi Life Holdings, Inc. 32,000 253,204
T&D Holdings, Inc. 10,000 244,200
497,404
Logistics Services ( 1 .49% )
Nippon Express Holdings Co. Ltd. 4,500 98,857
Mass Merchants ( 1 .35% )
Aeon Kyushu Co. Ltd. 4,500 89,712
Medical Devices ( 7 .59% )
Asahi Intecc Co. Ltd. 16,000 249,007
Terumo Corp. 15,000 254,373
503,380
Multi Asset Class Owners & Developers ( 3 .42% )
Mitsui Fudosan Co. Ltd. 9,000 80,449
Sumitomo Realty & Development Co. Ltd. 4,000 146,124
226,573
P&C Insurance ( 4 .29% )
Sompo Holdings, Inc. 6,900 203,471
Tokio Marine Holdings, Inc. - ADR 2,000 80,900
284,371
Personal Care Products ( 3 .23% )
Kao Corp. 2,000 89,998
Unicharm Corp. 18,000 124,515
214,513
Semiconductor Manufacturing ( 1 .20% )
Tokyo Electron Ltd. 500 79,494
Specialty Apparel Stores ( 2 .76% )
Fast Retailing Co. Ltd. 600 183,027
Specialty Chemicals ( 1 .30% )
Shin-Etsu Chemical Co. Ltd. 3,000 86,335
Transit Services ( 6 .02% )
Daiichi Koutsu Sangyo Co. Ltd. 12,200 60,569

Commonwealth Japan Fund
Schedule of Investments (continued)
July 31, 2025 - (Unaudited)
COMMON STOCKS (96.64%) - (continued) Sh ar e s F air V alu e
Transit Services (6.02%) - continued
East Japan Railway Co. 4,500 $ 96,459
Hankyu Hanshin Holdings, Inc. 4,400 114,677
Keikyu Corp. 6,500 66,809
Tobu Railway Co. Ltd. 3,600 61,282
399,796
Wireless Telecommunications ( 0 .99% )
KDDI Corp. 4,000 65,650
Total Japan 6,339,350
United States ( 1 .05% )
Life Insurance ( 1 .05% )
Aflac, Inc. 700 69,552
Total United States 69,552
Total Common Stocks (Cost $3,903,468) 6,408,902
CORPORATE BONDS ( 1 .30% )
P ri nc i p al
Amo u nt
United States (1.30%)
American Honda Finance Corp, 1.80%, 1/13/2031 $ 100,000 86,047
Total Corporate Bonds (Cost $86,068) 86,047
MONEY MARKET FUNDS ( 0 .68% ) Sh ar e s
Federated Hermes Government Obligations Fund, Institutional
Class, 4.19%
(a)
45,183 45,183
Total Money Market Funds (Cost $45,183) 45,183
Total Investments — (98.62%)
    (Cost $4,034,719) 6,540,132
Other Assets in Excess of Liabilities (1.38%) 91,210
NET ASSETS — 100.00% $ 6,631,342
(a) Rate disclosed is the seven day effective yield as of July 31, 2025.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Global Fund
Schedule of Investments
July 31, 2025 - (Unaudited)
COMMON STOCKS ( 99.30% ) Sh ar e s F air V alu e
Denmark ( 1.14% )
Large Pharmaceuticals ( 1.14% )
Novo Nordisk A/S - ADR 4,000 $ 188,280
Total Denmark 188,280
France ( 3.77% )
Basic & Diversified Chemicals ( 1.29% )
Arkema S.A. - ADR 3,130 212,777
Integrated Oils ( 1.45% )
TotalEnergies SE - ADR 4,000 238,200
Water Utilities ( 1.03% )
Veolia Environnement S.A. - ADR 10,000 169,750
Total France 620,727
Germany ( 6.17% )
Diversified Industrials ( 5.45% )
Siemens AG - ADR 7,000 894,950
P&C Insurance ( 0.72% )
Allianz SE - ADR 3,000 118,560
Total Germany 1,013,510
India ( 3.73% )
Banks ( 3.73% )
HDFC Bank Ltd. - ADR 8,000 614,160
Total India 614,160
Ireland ( 1.03% )
Building Materials ( 1.03% )
James Hardie Industries PLC
(a)
6,500 168,610
Total Ireland 168,610
Israel ( 2.56% )
Application Software ( 2.56% )
NICE Ltd. - ADR 2,700 421,335
Total Israel 421,335
Japan ( 5.15% )
Auto Parts ( 0.74% )
Bridgestone Corp. - ADR 6,000 121,380
Consumer Electronics ( 2.96% )
Sony Group Corp. - ADR 20,000 486,400
Electronics Components ( 1.45% )
Nidec Corp. 50,000 239,000
Total Japan 846,780

Commonwealth Global Fund
Schedule of Investments (continued)
July 31, 2025 - (Unaudited)
COMMON STOCKS (99.30%) - (continued) Sh ar e s F air V alu e
Mexico ( 1.10% )
Wireless Telecommunications ( 1.10% )
America Movil S.A.B. de C.V., Class L - ADR 10,000 $ 180,700
Total Mexico 180,700
Norway ( 3.26% )
P&C Insurance ( 3.26% )
Gjensidige Forsikring ASA - ADR 20,000 536,200
Total Norway 536,200
Panama ( 2.02% )
Airlines ( 2.02% )
Copa Holdings, S.A., Class A 3,000 331,980
Total Panama 331,980
South Africa ( 2.16% )
Food & Drug Stores ( 2.16% )
Shoprite Holdings Ltd. - ADR 24,000 355,920
Total South Africa 355,920
Switzerland ( 4.29% )
Large Pharmaceuticals ( 2 .84% )
Roche Holding AG - ADR 12,000 466,920
Packaged Food ( 1.45% )
Nestlé S.A. - ADR 2,750 239,195
Total Switzerland 706,115
Taiwan Province of China ( 2.94% )
Semiconductor Manufacturing ( 2.94% )
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR 2,000 483,240
Total Taiwan Province of China 483,240
United Kingdom ( 9.22% )
Alcoholic Beverages ( 1.67% )
Diageo PLC - ADR 2,800 274,260
Large Pharmaceuticals ( 3.33% )
AstraZeneca PLC - ADR 7,500 548,175
Personal Care Products ( 2.49% )
Unilever PLC - ADR 7,000 409,010
Publishing ( 1.73% )
Pearson PLC - ADR 20,000 284,600
Total United Kingdom 1,516,045
United States ( 50.76% )
Auto Parts ( 3.27% )
Miller Industries, Inc. 13,200 537,900
Automotive Retailers ( 4.18% )
Group 1 Automotive, Inc. 1,670 688,291

Commonwealth Global Fund
Schedule of Investments (continued)
July 31, 2025 - (Unaudited)
COMMON STOCKS (99.30%) - (continued) Sh ar e s F air V alu e
Communications Equipment ( 5.67% )
Apple, Inc. 4,500 $ 934,065
Computer Hardware & Storage ( 4.43% )
NetApp, Inc. 7,000 728,910
Construction & Mining Machinery ( 2.13% )
Caterpillar, Inc. 800 350,416
Courier Services ( 0.54% )
FedEx Corp. 400 89,396
Diversified Banks ( 3.78% )
JPMorgan Chase & Co. 2,100 622,104
Household Products ( 2.84% )
Procter & Gamble Co. (The) 3,100 466,457
Infrastructure Software ( 6.24% )
Crowdstrike Holdings, Inc., Class A
(a)
500 227,285
Microsoft Corp. 1,500 800,250
1,027,535
Integrated Electric Utilities ( 1.38% )
American Electric Power Co., Inc. 500 56,570
Southern Co. (The) 1,800 170,064
226,634
Integrated Oil & Gas ( 3.23% )
Chevron Corp. 3,500 530,740
Life Science & Diagnostics ( 3.84% )
Thermo Fisher Scientific, Inc. 1,350 631,368
Oilfield Services & Equipment ( 1.03% )
Natural Gas Services Group, Inc.
(a)
7,000 168,630
Online Marketplace ( 2.14% )
Amazon.com, Inc.
(a)
1,500 351,165
Rail Freight ( 4.06% )
Norfolk Southern Corp. 2,400 667,200
Residential REITs ( 0.60% )
UDR, Inc. 2,500 98,225
Waste Management ( 1.40% )
Republic Services, Inc. 1,000 230,650
Total United States 8,349,686
Total Common Stocks (Cost $6,978,088) 16,333,288

Commonwealth Global Fund
Schedule of Investments (continued)
July 31, 2025 - (Unaudited)
MONEY MARKET FUNDS ( 0.65% ) Sh ar e s F air V alu e
Federated Hermes Government Obligations Fund, Institutional
Class, 4.19%
(b)
106,341 $ 106,341
Total Money Market Funds (Cost $106,341) 106,341
Total Investments — (99.95%)
    (Cost $7,084,429) 16,439,629
Other Assets in Excess of Liabilities (0.05%) 7,505
NET ASSETS — 100.00% $ 16,447,134
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2025.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Real Estate Securities Fund
Schedule of Investments
July 31, 2025 - (Unaudited)
COMMON STOCKS ( 96 .22% ) Shares Fair Value
Agricultural Producers ( 0 .64% )
BrasilAgro - Company Brasileira de
Propriedades Agricolas - ADR
(a)
27,432 $ 101,773
Banks ( 2 .73% )
Harleysville Financial Corp. 8,675 206,899
Third Coast Bancshares, Inc.
(a)
6,000 225,900
432,799
Building Construction ( 1 .89% )
Kajima Corp. - ADR 11,900 299,922
Building Materials ( 13 .26% )
James Hardie Industries PLC
(a)
25,000 648,500
Tecnoglass, Inc. 18,634 1,454,011
2,102,511
Cement & Aggregates ( 3 .16% )
Cemex S.A.B. de C.V. - ADR 30,000 261,000
CRH PLC 2,500 238,625
499,625
Commercial & Residential Building Equipment & Systems
( 6 .53% )
Lennox International, Inc. 1,700 1,035,300
Data Center REITs ( 4 .74% )
Digital Realty Trust, Inc. 3,368 594,250
Equinix, Inc. 200 157,034
751,284
Home Products Stores ( 3 .67% )
Lowe's Cos., Inc. 2,600 581,282
Homebuilding ( 8 .26% )
D.R. Horton, Inc. 4,000 571,360
Lennar Corp., Class A 3,200 358,976
NVR, Inc.
(a)
50 377,475
1,307,811
Hotel REITs ( 1 .44% )
Ryman Hospitality Properties, Inc. 2,400 228,144
Hotels Resorts & Cruise Lines ( 4 .47% )
InterContinental Hotels Group PLC - ADR 6,103 708,924
Industrial Machinery ( 2 .08% )
Techtronic Industries Company Ltd. - ADR 5,500 329,010
Industrial REITs ( 5 .14% )
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. 15,200 394,744
Prologis, Inc. 2,000 213,560
STAG Industrial, Inc. 6,000 205,980
814,284
Infrastructure REITs ( 7 .46% )
American Tower Corp., Class A 2,500 520,975

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
July 31, 2025 - (Unaudited)
COMMON STOCKS (96.22%) - continued Shares Fair Value
Infrastructure REITs (7.46%) - continued
Crown Castle International Corp. 2,000 $ 210,180
SBA Communications Corp., Class A 2,000 449,440
1,180,595
Mortgage Finance ( 3 .74% )
Ladder Capital Corp. 20,000 218,400
Redwood Trust, Inc. 40,000 218,400
Starwood Property Trust, Inc. 8,000 155,680
592,480
Multi Asset Class REITs ( 1 .81% )
WP Carey, Inc. 4,470 286,795
Residential Owners & Developers ( 1 .22% )
Cyrela Brazil Realty S.A. - ADR 44,000 192,720
Residential REITs ( 3 .03% )
AvalonBay Communities, Inc. 2,000 372,560
Millrose Properties, Inc.
(a)
3,600 107,964
480,524
Retail REITs ( 3 .32% )
Kite Realty Group Trust 9,000 197,820
National Retail Properties, Inc. 4,000 165,040
Simon Property Group, Inc. 1,000 163,790
526,650
Self-Storage REITs ( 5 .12% )
Extra Space Storage, Inc. 2,500 335,900
Global Self Storage, Inc. 39,000 202,410
Public Storage 1,000 271,940
810,250
Specialized REITs ( 6 .18% )
Charter Hall Education Trust 99,140 189,245
Gladstone Land Corp. 9,700 89,240
Iron Mountain, Inc. 7,200 700,992
979,477
Timber REITs ( 2 .89% )
PotlatchDeltic Corp. 6,000 245,340
Weyerhaeuser Co. 8,500 212,925
458,265
Transport Operations & Services ( 3 .44% )
Grupo Aeroportuario del Sureste S.A.B. de C.V.
- ADR 1,800 545,957
Total Common Stocks (Cost $7,519,416) 15,246,382
U.S. GOVERNMENT & AGENCIES ( 3 .47% )
Principal
Amount Fair Value
Federal National Mortgage Association, 0.88% , 8/5/2030 $ 200,000 171,952
United States Treasury Note, 3.38% , 5/15/2033 400,000 378,086
Total U.S. Government & Agencies (Cost $552,343) 550,038

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
July 31, 2025 - (Unaudited)
MONEY MARKET FUNDS ( 0 .41% ) Shares Fair Value
Federated Hermes Government Obligations Fund, Institutional
Class, 4.19%
(b)
65,610 $ 65,610
Total Money Market Funds (Cost $65,610) 65,610
Total Investments — (100.10%)
    (Cost $8,137,369) 15,862,030
Liabilities in Excess of Other Assets (-0.10%) (16,505)
NET ASSETS — 100.00% $ 15,845,525
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2025.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust